UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED
MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-21811

THE PARADIGM FUNDS TRUST

(Exact name of registrant as specified in charter)

650 FIFTH AVENUE, 17th FLOOR, NEW YORK, NY 10019

(Address of principal executive offices) (Zip code)

CHARLES PROVINI

THE PARADIGM MULTI STRATEGY FUND I, LLC
650 FIFTH AVENUE, 17th FLOOR, NEW YORK, NY 10019
(Name and address of agent for service)

Registrant’s telephone number, including area code: 212-271-3388

Date of fiscal year end: 12/31/06

Date of reporting period: 12/31/06

          Form N-CSR is to be used by management investment companies to file reports with the Commission not later than 10 days after the transmission to stockholders of any report that is required to be transmitted to stockholders under Rule 30e-1 under the Investment Company Act of 1940 (17 CFR 270.30e-1). The Commission may use the information provided on Form N-CSR in its regulatory, disclosure review, inspection, and policymaking roles.

          A registrant is required to disclose the information specified by Form N-CSR, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-CSR unless the Form displays a currently valid Office of Management and Budget (“OMB”) control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1. Reports to Stockholders.

PARADIGM Funds Trust

Annual Report
December 31, 2006

PARADIGM Funds Trust
Annual Report – December 31, 2006

PARADIGM Funds Trust
Statements of Assets and Liabilities
December 31, 2006

	Advantage Series	Adviser Series	Institutional Series

ASSETS

Investments in PARADIGM Multi Strategy Fund I, LLC, at cost	$2,763,608	$3,824,638	$27,307,535

Investments in PARADIGM Multi Strategy Fund I, LLC, at fair value	$2,857,628	$3,949,641	$28,870,479
Cash	8,018	1,314	273
Receivable from Advisor	39,533	55,175	298,543

Total Assets	2,905,179	4,006,130	29,169,295

LIABILITIES

Distributions Payable			126,386
Payable for units of PARADIGM Multi Strategy Fund I, LLC purchased	30,892	22,058	234,119
Accrued expenses:
Administration fees	486	2,871	7,602
Other Expenses	—	20,485	80,274

Total Liabilities	31,378	45,414	448,381

Net Assets	$2,873,801	$3,960,716	$28,720,914

COMPOSITION OF NET ASSETS

Represented by:
Paid-in-Capital	2,895,169	4,024,118	28,374,251
Accumulated net investment loss	(102,159)	(166,368)	(1,018,146)
Distributions in excess of net realized gain from investments	(13,229)	(22,037)	(198,135)
Net unrealized appreciation from investments	94,020	125,003	1,562,944

Net Assets at end of period	$2,873,801	$3,960,716	$28,720,914

Shares Outstanding (no par value, 10,000,000 shares authorized per fund)	283,957	394,076	2,844,050

Net Asset Value and redemption price per Share	$10.12	$10.05	$10.10

Maximum offering price per Share	$10.33	$10.05	$10.10

The accompanying notes are an integral part of these financial statements.

PARADIGM Funds Trust
Statements of Operations
For the Period Ended December 31, 2006*

	Advantage Series	Adviser Series	Institutional Series

NET INVESTMENT LOSS ALLOCATED FROM PARADIGM MULTI STRATEGY FUND I, LLC

Interest	$9,166	$13,340	$102,234
Expenses from Portfolio (a)	(27,384)	(33,304)	(440,999)

Net Investment Loss from PARADIGM Multi Strategy Fund I, LLC	(18,218)	(19,964)	(338,765)

EXPENSES

Administration fees	7,838	9,522	124,712
Shareholder services	1,228	2,196	—
Distribution	1,228	2,196	—
Legal	27,743	27,264	108,405
Audit	4,864	6,507	58,128
Printing	8,448	7,784	19,768
Insurance	8,118	8,118	8,118
Trustees’ fees	483	549	8,431
Other expenses	325	381	5,295

Total Expenses	60,275	64,517	332,857
Less:
Reimbursement from Advisor	60,165	64,344	331,552

Net Expenses	110	173	1,305

Net Investment Loss	(18,328)	(20,137)	(340,070)

REALIZED AND UNREALIZED GAIN ON INVESTMENTS ALLOCATED FROM PARADIGM MULTI STRATEGY FUND I, LLC

Net realized gain on investments	24,362	30,850	309,426
Change in net unrealized appreciation on investments	94,020	125,003	1,562,944

Net Realized and Unrealized Gain on Investments allocated from PARADIGM Multi Strategy Fund I, LLC	118,382	155,853	1,872,370

NET INCREASE IN NET ASSETS DERIVED FROM OPERATIONS	$100,054	$135,716	$1,532,300

* The Funds commenced operations on January 3, 2006.

(a) Includes expense reimbursements of $17,910, $23,259 and $242,660, respectively.

The accompanying notes are an integral part of these financial statements.

PARADIGM Funds Trust
Statements of Changes in Net Assets
For the Period Ended
December 31, 2006*

	Advantage Series	Adviser Series	Institutional Series

INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS:
Net investment loss	$(18,328)	$(20,137)	$(340,070)
Net realized gain on investments	24,362	30,850	309,426
Change in net unrealized appreciation from investments	94,020	125,003	1,562,944

Net Increase in Net Assets Derived from Operations	100,054	135,716	1,532,300

DISTRIBUTIONS TO SHAREHOLDERS:
Net Investment Income	(101,948)	(163,809)	(1,037,019)
Realized Gain on Investments	(32,489)	(49,377)	(374,389)

Total Distributions to Shareholders	(134,437)	(213,186)	(1,411,408)

SHAREHOLDERS’ TRANSACTIONS:
Proceeds from Shares issued	2,738,747	3,790,000	27,280,000
Distribution reinvestment	134,437	213,186	1,285,022

Net Increase in Net Assets Derived from Fund Share Transactions	2,873,184	4,003,186	28,565,022

Total Net Increase in Net Assets	2,838,801	3,925,716	28,685,914

NET ASSETS AT BEGINNING OF PERIOD	35,000	35,000	35,000

NET ASSETS AT END OF PERIOD	$2,873,801	$3,960,716	$28,720,914

* The Funds commenced operations on January 3, 2006.

The accompanying notes are an integral part of these financial statements.

PARADIGM Funds Trust
Statements of Cash Flows
For the Period Ended
December 31, 2006*

	Advantage Series	Adviser Series	Institutional Series

CASH FLOWS FROM OPERATING ACTIVITIES
Net increase in Net Assets derived from operations	$100,054	$135,716	$1,532,300
Adjustments to reconcile net increase in Net Assets derived from operations to net cash used in operating activities:
Purchase of units in in PARADIGM Multi Strategy Fund I, LLC	(2,854,910)	(3,854,942)	(27,408,203)
Sale of units in PARADIGM Multi Strategy Fund I, LLC	97,446	41,190	71,329
Amounts allocated from PARADIGM Multi Strategy Fund I, LLC:
Net investment loss	18,218	19,964	338,765
Net decrease gain on investments	(24,362)	(30,850)	(309,426)
Net increase in unrealized appreciation on investments in PARADIGM Multi Strategy Fund I, LLC	(94,020)	(125,003)	(1,562,944)
Change in assets and liabilities:
Increase in assets:
Receivable from Advisor	(39,533)	(55,175)	(298,543)

Increase in payables:
Payable for units of PARADIGM Multi Strategy Fund I, LLC purchased	30,892	22,058	234,119
Administration fees	486	2,871	7,602
Other expenses	—	20,485	80,274

Net cash used in operating activities	(2,765,729)	(3,823,686)	(27,314,727)

CASH FLOWS FROM FINANCING ACTIVITIES
Proceeds from shares issued	2,738,747	3,790,000	27,280,000

Net cash provided by financing activities	2,738,747	3,790,000	27,280,000

Net decrease in cash	(26,982)	(33,686)	(34,727)
Cash—beginning of period	35,000	35,000	35,000

Cash—end of period	$8,018	$1,314	$273

Non-cash financing activities not included herein consists of reinvestment of distributions of $134,437, $213,186 and $1,285,022, respectively.

* The Funds commenced operations on January 3, 2006.

The accompanying notes are an integral part of these financial statements.

PARADIGM Funds Trust
Notes to Financial Statements
December 31, 2006

(1) ORGANIZATION

                    The PARADIGM Funds Trust (the “Trust”) is a statutory trust organized under the laws of the State of Delaware pursuant to a Declaration of Trust dated October 14, 2005. The Trust was registered and commenced operations on January 3, 2006 as a non-diversified, closed-end management investment company under the Investment Company Act of 1940 (the “1940 Act”). The Trust is comprised of three series: the PARADIGM Advantage Series, PARADIGM Adviser Series and PARADIGM Institutional Series (the “Feeder Fund” or collectively, the “Feeder Funds”) each of which is a feeder fund in a master-feeder structure and, as such, generally invests substantially all of its assets in PARADIGM Multi Strategy Fund I, LLC (the “Portfolio”), which has the same investment objectives as the Trust. For convenience, reference to the Trust may include the Portfolio, as the context requires.

                    The Trust’s investment objective is to generate long-term capital appreciation with lower volatility than the broad equity markets. The Trust attempts to achieve its investment objective by investing substantially all of its assets in the Portfolio. The Portfolio seeks to accomplish this objective by allocating its assets among a diverse group of skill-based portfolio managers that specialize in absolute return strategies. The Portfolio seeks to invest in approximately 25 to 35 underlying investment funds, typically referred to as hedge funds, managed by third-party managers who employ a variety of absolute return investment strategies in pursuit of attractive risk-adjusted investments consistent with the preservation of capital. The Portfolio is a “fund of funds” and is intended to afford investors the ability to invest in a multi-manager portfolio, exhibiting a variety of investment styles and philosophies, in an attempt to achieve positive risk-adjusted returns over an extended period of time. The Portfolio’s investments are managed by a select group of investment managers identified by the Advisor, as hereinafter defined, to have investments that when grouped with other investments of the Portfolio result in a portfolio that is allocated more broadly across markets, asset classes, and risk profiles. The Portfolio’s financial statements, footnotes and schedule of investments, included elsewhere in this report, are an integral part of the Feeder Funds’ financial statements that should be read in conjunction with these financial statements.

                   During the period ended December 31, 2006, PARADIGM Global Advisors, LLC served as investment advisor (the “Advisor” or “PGA”) to both the Trust and the Portfolio (collectively “the Funds”). The Advisor is registered as an investment adviser under the Investment Advisers Act of 1940 (the “Advisers Act”).

                   At a meeting held on November 21, 2006, the Board of Directors of the Portfolio and the Board of Trustees of the Trust on behalf of the Funds, approved a new advisory arrangement in which Longship Capital Management, LLC would serve as the investment advisor of the Funds and PARADIGM Global Advisors, LLC would serve as sub-investment advisor of the Funds pursuant to new advisory contracts, subject to shareholder approval (“New Advisor/Sub-Advisor Agreements”). In connection with a change of control of PGA in May of 2006, PGA has continued to act as the Advisor to the Funds pursuant to interim investment advisory agreements (the “Interim Advisory Agreements”) during the period following the change in control. The approval of the New Advisor/Sub-Advisor Agreements will effectively terminate the Interim Advisory Agreement. Longship Capital Management, LLC was acquired by Provident Asset Management LLC in January 2007. Accordingly, if the New Advisor/Sub-Advisor Agreements are approved by the Trust’s shareholders, Provident Asset Management, LLC will become the Advisor and PGA will become the Sub-Advisor.

PARADIGM Funds Trust
Notes to Financial Statements
December 31, 2006

(2) SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES AND PRACTICES

          (a) BASIS OF ACCOUNTING

                    The accompanying financial statements have been presented on the accrual basis of accounting in conformity with accounting principles generally accepted in the United States of America (“GAAP”).

          (b) CASH EQUIVALENTS

                    The Trust considers all temporary cash investments with a maturity date at the time of purchase of three months or less to be cash equivalents.

          (c) INVESTMENT TRANSACTIONS

                    The Feeder Funds record transactions in the units of the Portfolio on a trade-date basis.

          (d) VALUATION OF INVESTMENTS

                    The Feeder Funds value their interest in the Portfolio at the reported net asset value of the Portfolio which is primarily based upon the investments in underlying funds held by the Portfolio. The Portfolio will value interests in the underlying funds at fair value, which ordinarily will be the value determined by their respective investment managers, in accordance with procedures established by their boards of directors/trustees. Investments in the underlying funds are subject to the terms of the underlying funds offering documents. Valuations of the underlying funds may be subject to estimates and are net of management and performance incentive fees or allocations payable to underlying funds’ managers as required by their respective offering documents. Because of the inherent uncertainty in valuation, the estimated values may differ from the values that would have been used had a ready market for the underlying funds existed and the differences could be material.

                    The accounting policies of the Portfolio will directly affect the Feeder Funds and are discussed in the Notes to the Financial Statements of the Portfolio attached to these financial statements.

          (e) NET ASSET VALUATION

                    The net asset value of each Feeder Fund is equal to the Feeder Fund’s proportionate interest in the net assets of the Portfolio, plus other assets of the Feeder Fund, minus all liabilities of the Feeder Fund. The net asset value per share of each Feeder Fund is calculated at the end of each allocation period, which is generally the last day of each

PARADIGM Funds Trust
Notes to Financial Statements
December 31, 2006

month. The net asset value of each Feeder Fund is calculated by taking the net assets of the Feeder Fund divided by the outstanding shares.

          (f) FEEDER FUND LEVEL INCOME AND EXPENSES

                    Interest income on any cash held by the Feeder Funds and not invested into the Portfolio will be recognized on the accrual basis. Expenses that are specifically attributable to each Feeder Fund are charged to that Fund. Common expenses of the Trust are allocated among the Feeder Funds on the basis of relative net assets. In addition, each Feeder Fund bears its proportionate share of income, expenses, realized gains and losses, and unrealized gains and losses from the Portfolio.

          (g) FEDERAL INCOME TAXES

                  Each Feeder Fund will be treated as a corporation for federal income tax purposes. The Feeder Funds intend to qualify as regulated investment companies eligible for special tax treatment under Subchapter M of the Internal Revenue Code. No provisions have been made for Federal income taxes since it is the policy of each Feeder Fund to continue to comply with the special provisions of the Internal Revenue Code applicable to regulated investment companies and to distribute all of its taxable income and realized gains, to relieve it from all, or substantially all, such taxes.

          (h) USE OF ESTIMATES

                    The preparation of the financial statements in accordance with GAAP requires management to make estimates and assumptions relating to the reported amounts of assets and liabilities and the disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of income and expenses during the reporting period. Actual results could differ from those estimates.

          (i) DISTRIBUTIONS

The Feeder Funds intend to declare and distribute annually substantially all of their net investment income. Net capital gains, if any, will be distributed at least annually.

PARADIGM Funds Trust
Notes to Financial Statements
December 31, 2006

(3) SHARES OF BENEFICIAL INTEREST

                    The following summarizes share activity for the period ended December 31, 2006:

	Advantage Series	Adviser Series	Institutional Series

Shares issued	267,173	369,364	2,713,320

Shares reinvested	13,284	21,212	127,230

Net increase in shares outstanding	280,457	390,576	2,840,550
Shares outstanding, beginning of period	3,500	3,500	3,500

Shares outstanding, end of period	283,957	394,076	2,844,050

                    On December 31, 2006, one shareholder held approximately 38% of the outstanding shares of the Advantage Series, two shareholders held approximately 90% of the outstanding shares of the Adviser Series, and one shareholder held approximately 82% of the outstanding shares of the Institutional Series.

                    Trust shares are not transferable or redeemable. However, from time to time and in their sole discretion, the Board of Trustees may cause the Feeder Funds to repurchase shares pursuant to written tenders by the shareholders, at times and on terms and conditions they establish. However, because all or substantially all of the Feeder Funds’ assets will be invested in the Portfolio, the Funds will generally find it necessary to liquidate a portion of their Portfolio Units in order to satisfy repurchase requests. Because Portfolio Units may not be transferred, the Funds may withdraw a portion of their Portfolio Units only pursuant to repurchase offers by the Portfolio. Therefore, the Trust does not expect to conduct a repurchase offer for shares unless the Portfolio contemporaneously conducts a repurchase offer for Portfolio Units. No offer to repurchase shares occurred on or prior to December 31, 2006.

(4) INVESTMENTS IN PORTFOLIO SECURITIES

                    As of December 31, 2006, all of the investments made by the Feeder Funds were in the Portfolio. As of December 31, 2006, the Feeders Funds held the following percentages of the Portfolio’s Members’ Capital:

Advantage Series	Adviser Series	Institutional Series
8.01%	11.07%	80.92%

PARADIGM Funds Trust
Notes to Financial Statements
December 31, 2006

(5) ADMINISTRATION AGREEMENT

                    The Trust and Portfolio have entered into administration agreements with BISYS Fund Services Ohio, Inc. to serve as an Independent Administrator and provide recordkeeping and administration services. Under these agreements, fees are charged at a rate of 8 basis points on the Portfolio’s net assets up to $100 million, 7 basis points on the Portfolio’s net assets between the amounts of $100 million and $250 million and 6 basis points for amounts over $250 million. The services provided are subject to an annual minimum plus out of pocket and miscellaneous charges. The asset based fees are assessed based on month end net assets and are payable monthly in arrears. The Independent Administrator will also provide the Trust and Portfolio with legal, compliance, transfer agency, and other investor related services at an additional cost.

                    The fees for administration will be paid out of the Trust’s and Portfolio’s assets, with each paying half of the fees and the Trust’s portion of the fees being allocated among the Feeder Funds based on relative net assets.

(6) DISTRIBUTION AND SHAREHOLDER SERVICES PLAN

                    The Trust has adopted a Distribution and Shareholder Service Plan (the “Plan”) which permits the Advantage Series and Adviser Series to compensate financial institutions and intermediaries for services provided and expenses incurred in connection with distribution assistance and in providing services to the Funds’ shareholders. These services include, but are not limited to, services in connection with distribution assistance. These services also include, among other things, payments to those who assist in or support the provision of shareholder services, processing new shareholder account applications, preparing and transmitting to the Funds’ Transfer Agent information on transactions by customers and serving as the primary source of information to customers in answering questions concerning the Funds and their transactions with the Funds. Under the Plan, payments are made at an annual rate of up to 0.25% of the average daily net assets for distribution services and up to 0.25% of the average daily net assets for shareholder services of the Advantage and Adviser Series.

(7) INVESTMENT MANAGEMENT FEE

                    The Trust does not pay the Advisor a Management Fee directly but the Trust’s Shareholders bear an indirect share of this fee through the Trust’s investment in the Portfolio. In consideration of the advisory and other services provided by the Advisor to the Portfolio, pursuant to the Investment Management Agreement, the Portfolio will pay the Advisor a monthly investment management fee, equal to 1/12th of 1.25% of the net asset value of each of the Portfolio’s Units. The Trust has entered into an Expense Limitation Agreement with the Advisor pursuant to which the Advisor agreed to pay an

PARADIGM Funds Trust
Notes to Financial Statements
December 31, 2006

amount to the Feeder Funds, such that the Feeder Funds’ total annual expenses do not exceed 1.75% of the average of the net assets of the Feeder Funds as of each month end.

(8) FEDERAL INCOME TAX INFORMATION

                   The Feeder Funds each have a tax year end of September 30. The tax character of distributions paid by the Feeder Funds during the fiscal period ended December 31, 2006 was as follows:

	Distributions paid from

	Ordinary Income	Net Long- Term Capital Gains	Total Distributions Paid

Advantage Series	$124,671	$9,766	$134,437
Adviser Series	198,344	14,842	213,186
Institutional Series	1,298,872	112,536	1,411,408

The character of distributions paid for tax purposes differ from the distributions reported in the Statement of Changes in Net Assets due to the treatment of short term capital gain distributions as ordinary dividends for tax purposes.

                    As of September 30, 2006, the Funds’ most recent tax year end, the components of accumulated earnings on a tax basis were as follows:

	Undistributed Long-Term Capital Gains	Unrealized Appreciation	Total Accumulated Earnings
Advantage Series	$817	$54,420	$55,237
Adviser Series	562	61,818	62,380
Institutional Series	21,324	1,094,392	1,115,716

                    The differences between book-basis and tax-basis accumulated earnings and unrealized appreciation is attributable primarily to timing of income due to the difference between the Feeder Funds’ reporting year end and their tax year end and due to the flow through nature of taxable income reported by the underlying investment funds to the Portfolio.

                    The cost basis for federal income tax purposes and net unrealized appreciation as of December 31, 2006 is as follows:

PARADIGM Funds Trust
Notes to Financial Statements
December 31, 2006

	Cost of Investments for Federal Tax Purposes	Net Unrealized Appreciation
Advantage Series	$ 2,763,608	$ 94,020
Adviser Series	3,824,638	125,003
Institutional Series	27,307,535	1,562,944

In accordance with GAAP, the Feeder Funds have made reclassifications among their capital accounts. These reclassifications are intended to adjust the components of the Feeder Funds’ net assets to reflect the tax character of permanent book/tax differences and have no impact on the net assets or the net asset values of the Feeder Funds.

At December 31, 2006, the Feeder Funds made reclassifications to increase/(decrease) the components of net assets detailed below:

	Accumulated net investment losss	Accumulated/ distributions in excess of net realized gain	Paid-in-Capital

Advantage Series	$18,117	$(5,102)	$(13,015)
Adviser Series	17,578	(3,510)	(14,068)
Institutional Series	358,943	(133,172)	(225,771)

(9) INDEMNIFICATION

                    In the normal course of business the Trust enters into contracts that provide general indemnifications. The Trust’s maximum exposure under these agreements are dependent on future claims that may be made against the Trust, and therefore cannot be established; however based on experience, the risk of loss from such claims is considered remote.

(10) NEW ACCOUNTING PRONOUNCEMENTS

                    During July 2006, the Financial Accounting Standards Board (“FASB”) released FASB Interpretation No. 48, “Accounting for Uncertainty in Income Taxes” (“FIN 48”). FIN 48 provides guidance for how uncertain tax positions should be recognized, measured, presented and disclosed in the financial statements. FIN 48 requires the evaluation of tax positions taken or expected to be taken in the course of preparing the Feeder Funds’ tax returns to determine whether the tax positions will “more-likely-than-not” be sustained by the applicable tax authority. Tax positions not deemed to meet the more-likely-than-not threshold would be recorded as a reduction in a tax benefit or a tax expense in the current year. Adoption of FIN 48 is required no later than the last business day of the first financial statement reporting period for fiscal years beginning after December 15, 2006 and is applied to all open tax years as of the effective date. Management believes that the adoption of FIN 48 will not have a material impact on the Feeder Fund’s financial statements.

                    During September 2006, the FASB issued Statement on Financial Accounting Standards (“SFAS”) No. 157, “Fair Value Measurements.” This standard establishes a single authoritative definition of fair value, sets out a framework for measuring fair value and requires additional disclosures about fair value measurements. SFAS No. 157 applies to fair value measurements already required or permitted by existing standards.

PARADIGM Funds Trust
Notes to Financial Statements
December 31, 2006

SFAS No. 157 is effective for financial statements issued for fiscal years beginning after November 15, 2007 and interim periods within those fiscal years. The changes to current GAAP from the application of this Statement relate to the definition of fair value, the methods used to measure fair value, and the expanded disclosures about fair value measurements. As of December 31, 2006, the Trust does not believe the adoption of SFAS No. 157 will impact the financial statement amounts. However, additional disclosures may be required about the inputs used to develop the measurements and the effect of certain measurements on changes in net assets for the period.

(11) CHANGE IN INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

                    On November 16, 2006, Ernst & Young, LLP resigned as independent registered public accounting firm for the PARADIGM Funds Trust. Ernst & Young, LLP has served as the Trust’s independent registered public accounting firm for the period from October 14, 2005 (inception) to December 23, 2005. Ernst & Young, LLP had issued a report on the financial statement of the Trust for such period. Such report did not contain an adverse opinion or a disclaimer of opinion, nor was it qualified or modified as to uncertainty, audit scope, or accounting principles.

                    At no time preceding the resignation of Ernst & Young, LLP were there any disagreements between the management of the Trust and Ernst & Young, LLP on any matter of accounting principles or practices, financial statement disclosure, or auditing scope or procedures, which disagreements, if not resolved to the satisfaction of Ernst & Young, LLP, would have caused it to make reference to the subject matter of the disagreement in connection with its report. At no time preceding the resignation of Ernst & Young, LLP did any of the events enumerated in paragraphs (1)(v)(A) through (D) of item 304(a) of Regulation S-K occur.

                    On January 8, 2007, the Trust’s Board of Directors engaged the firm of Briggs, Bunting & Dougherty, LLP to serve as the new independent registered public accounting firm to the Trust. At no time preceding the engagement of Briggs, Bunting & Dougherty, LLP did the Trust’s management consult Briggs, Bunting & Dougherty, LLP regarding either (i) the application of accounting principles to a specified transaction, either completed or proposed, or the type of audit opinion that might be rendered on the Trust’s financial statements, or (ii) any matter that was either the subject of a disagreement or a reportable event, as such terms are defined in Item 304 of Regulation S-K

PARADIGM Funds Trust
Notes to Financial Statements
December 31, 2006

(12) FINANCIAL HIGHLIGHTS

For a share held throughout the period

	Advantage Series	Adviser Series	Institutional Series

Net Asset Value, beginning of period	$10.00	$10.00	$10.00
Income from investment operations:
Net investment loss, net of reimbursements	(0.04)	(0.03)	(0.10)
Net realized & unrealized gain on investments	0.66	0.65	0.72

Total from investment operations	0.62	0.62	0.62

Distributions to Shareholders:

From net investment income	(0.38)	(0.44)	(0.38)

From net realized gains	(0.12)	(0.13)	(0.14)

Total distributions to shareholders	(0.50)	(0.57)	(0.52)

Net Asset Value, end of period	$10.12	$10.05	$10.10

Total return	6.17%	6.22%	6.20%

Ratios to average net assets (1)(2)(3):
Expenses, before reimbursements	6.64%	6.27%	4.03%
Expenses, net of reimbursements	1.73%	1.73%	1.75%

Net investment loss, before reimbursements	(6.06)%	(5.58)%	(3.63)%
Net investment loss, net of reimbursements	(1.15)%	(1.04)%	(1.35)%

PARADIGM Funds Trust
Notes to Financial Statements
December 31, 2006

* The Feeder Funds commenced operations on January 3, 2006.

(1) Ratios are calculated by dividing by average net assets measured at the end of the each month during the period. Ratios are annualized.

(2) For the period ended December 31, 2006, the Advisor voluntarily agreed to reimburse the Funds for expenses incurred greater than 1.75% of the net assets.

(3) Ratios include net expenses allocated from the Portfolio excluding the Portfolio’s propotional share of the underlying investment funds’ expenses.

REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

To the Shareholders and Board of Trustees
PARADIGM Funds Trust

We have audited the accompanying statements of assets and liabilities of the PARADIGM Advantage Series, PARADIGM Adviser Series and PARADIGM Institutional Series, each a series of shares of beneficial interest of PARADIGM Funds Trust (the “Funds”) as of December 31, 2006, and the related statements of operations, changes in net assets and cash flows and the financial highlights for the period from January 3, 2006 (commencement of operations) to December 31, 2006. These financial statements and financial highlights are the responsibility of the Funds’ management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audits to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of the PARADIGM Advantage Series, PARADIGM Adviser Series and PARADIGM Institutional Series as of December 31, 2006, the results of their operations, the changes in their net assets, their cash flows and their financial highlights for the period from January 3, 2006 (commencement of operations) to December 31, 2006, in conformity with accounting principles generally accepted in the United States of America.

As discussed in the notes to the financial statements, the Funds invest substantially all of their assets in PARADIGM Multi Strategy Fund I, LLC (the “Portfolio”). The Portfolio’s financial statements include investments in underlying investment funds (approximately 51.24% of the Portfolio’s members’ capital) that are stated at fair value based upon estimates made in accordance with procedures adopted by the Portfolio’s Board of Directors in the absence of readily obtainable market values. These estimated values may differ significantly from the values that would have been used had a ready market for the underlying investment funds existed and the differences could be material.

BRIGGS, BUNTING & DOUGHERTY, LLP

Philadelphia, Pennsylvania
February 28, 2007

PARADIGM Funds Trust
Board of Trustees

The identity of the Trustees and brief biographical information regarding each Trustee is set forth below. Each Trustee who is deemed to be an “interested person” of the Trust, as defined in the Investment Company Act, is indicated by an asterisk.

Name, (date of birth) and Address During the Past 5 Years	Position(s) Held with Fund	Term of Office and Length of Time	Principal Occupation(s) During Past 5 Years	Other Directorships Served Held by Trustee

Nelson Diaz May 23, 1947 One Logan Square Phildelphia, PA 19103	Trustee	Since September 19, 2006	Partner, Blank Rome LLP; City Solicitor, City of Philadelphia.	Exelon Corporation; PNC Bank; Pennsylvania Convention Authority; PARADIGM Multi Strategy Fund I, LLC

Ernest Jones November 21, 1944 1617 JFK Boulevard Philadelphia, PA 19103	Trustee	Since November 21, 2006	President and CEO, Philadelphia Workforce Development Corporation; President, Greater Philadelphia Urban Affairs Coalition	UGI Corporation; The Philadelphia Contributionship; Vector Security; PARADIGM Multi Strategy Fund I, LLC

Charles Provini* 650 Fifth Avenue 17th Floor New York, NY 10019	Trustee, President	Since January 24, 2007	President and CEO, CRP Financial	PARADIGM Multi Strategy Fund I, LLC

* Charles Provini is considered an “interested person” of the Fund as that term is defined in the Investment Company Act. Mr. Provini is an employee of the Advisor.

PARADIGM Funds Trust
Supplemental Information
December 31, 2006

Trustees and Officers

                    PARADIGM Funds Trust’s (the “Trust”) operations are managed under the direction and oversight of the Board of Trustees (the “Board”). Each Trustee serves for an indefinite term or until he or she reaches mandatory retirement, if any, as established by the Board. The Board appoints the officers of the Trust who are responsible for the day-to-day business decisions based on policies set by the Board.

Compensation for Trustees

                    PARADIGM Multi Strategy Fund I, LLC (the “Portfolio”), together with the Trust pays each Independent Trustee of the Trust, an annual fee of $5,000, paid quarterly. The Portfolio, together with the Trust, pays the Chairman of the Board an annual fee of $7,500 paid quarterly. The Portfolio and Trust collectively pay each Independent Trustee and Chairman $300 for each meeting and $300 for each committee meeting and special meeting, In addition, the Portfolio pays the Chairman and each Independent Director, $2,175 and $1,550, respectively, for each meeting.

Allocation of Investments

                    The following chart indicates the allocation of investments among the asset classes in the Portfolio as of December 31, 2006:

Asset Class(1)	Fair Value	%

Distressed	$1,106,932	3.11%
Emerging Markets	1,635,361	4.58%
Equity Long/Short	6,583,554	18.45%
Equity Market Neutral	2,787,124	7.81%
Global Fixed Income	1,109,708	3.11%
Multi-Strategy	5,059,288	14.18%

Total Investments	$18,281,967	51.24%

(1) The complete list of investments included in the identified asset class categories is included in the schedule of investments of the Portfolio.

Form N-Q Filings

                    The Trust files a complete schedule of portfolio holdings with the Securities and Exchange Commission for the 1st and 3rd quarter of each fiscal year on Form N-Q. The Trust’s Form N-Q is available on the Securities and Exchange Commission website at http://www.sec.gov. The Trust’s Form N-Q may be reviewed and copied at the Securities and Exchange Commission Public Reference Room in Washington, DC and information regarding operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330.

PARADIGM Funds Trust
Supplemental Information
December 31, 2006

Proxy Voting Policies

                    The Feeder Funds of the Trust invest only in the Portfolio. A description of the policies and procedures that the Portfolio uses to determine how to vote proxies relating to portfolio securities is available on the Securities and Exchange Commission webste at http://www.sec.gov.

Evaluation and Approval of the Investment Advisory Agreement

                    In its meeting dated December 19, 2005, the Trust’s Board and Portfolio’s Board of Directors reviewed and approved the investment advisor contract with PARADIGM Global Advisors, LLC (the “Advisor”). During its review of this contract, the Board considered many factors, including the Trust’s investment objectives; the Advisor’s management philosophy, personnel; processes and investment and operating strategies; long-term performance; the preferences and expectations of Trust shareholders and their relative sophistication; and the range of comparable fees for similar funds.

                    In its decision to appoint the Advisor, the Board recognizes that most shareholders invest in the Trust on the strength of the Advisor’s industry standing and reputation and in the expectation that the advisor will have a continuing role in providing advisory services to the Trust. Thus, the Board’s approval of the Advisor must reflect the fact that it is the shareholders who have effectively selected the Advisor by virtue of having invested in the Trust. In considering the compensation and benefits received by the Advisor, the Board considers the following factors: the nature and quality of the services provided by the Advisor, including the performance of the Trust; the Advisor’s cost of providing the services; the extent to which the Advisor may realize “economies of scale” as the Trust grows larger; any indirect benefits that may accrue to the Advisor and its affiliates as a result of the Advisor’s relationship with the Trust; performance and expenses of comparable funds; and the extent to which the independent Board members are fully informed about all facts bearing on the Advisor’s service and fee.

                    In performing its initial review of the Advisor, the Board received materials detailing the factors to be considered in selecting an Advisor. In addition, the Board received comparative compensation information for similar investment products managed by other investment advisors.

                    At a meeting held on November 21, 2006, the Board of Directors of the Portfolio and the Board of the Trust (the Trust and the Portfolio, collectively, the “Funds”) on behalf of the Funds, approved a new advisory arrangement in which Longship Capital Management, LLC** would serve as the investment advisor of the Funds and PARADIGM Global Advisors, LLC (“PGA”) would serve as sub-investment advisor of the Funds pursuant to new advisory contracts, subject to shareholder approval (“New Advisor/Sub-Advisor Agreements”). In connection with the change of control of PGA described below*, PGA has continued to provide investment advisory services to the Trust and the Portfolio pursuant to interim investment advisory agreements (the “Interim Advisory Agreements”) during the period following the change in control. All fees relating to such investment advisory services have been escrowed until final disposition of these matters. The approval of the New Investment Advisor/Sub-Advisor Agreements effectively terminated the Interim Advisory Agreement. The compensation earned by PGA under the new

PARADIGM Funds Trust
Supplemental Information
December 31, 2006

Interim Advisory Agreements is being held in an interest-bearing escrow account with the Trust’s custodian. If the holders of a majority of the Funds’ outstanding voting securities approve the Sub-Advisory Agreement, then the amount in the escrow account (including interest earned) will be paid to PGA. It is expected that proxy materials addressing the New Investment Advisor/Sub- Advisor Agreements, including disclosures about the factors considered by the Boards in approving such agreements, will be mailed to respective Shareholders of record as of February 26, 2007 in March 2007, in connection with the Shareholders’ Meeting scheduled March 26, 2007.

* On May 19, 2006, PARADIGM Founders LLC, PARADIGM Global Fund III, LLC and other members representing approximately 81% of the outstanding equity in PARADIGM Companies LLC, parent company for PGA, entered into definitive agreements for the acquisition of their interests (the “Transaction”) by a third party. The Transaction resulted in the automatic termination of the agreement as a result of its “assignment” (as defined in the 1940 Act). Because the prior investment advisory agreement terminated automatically, a new interim advisory contract arrangement was immediately entered into by the Board between the Funds and Global Advisors on identical terms to those of the prior investment management agreement.

** Subsequent Event: Longship Capital Management, LLC was acquired by Provident Asset Management LLC in January 2007.

PARADIGM Multi Strategy
Fund I, LLC

Annual Report
December 31, 2006

PARADIGM Multi Strategy Fund I, LLC
Statement of Assets and Liabilities and Members’ Capital
December 31, 2006

ASSETS

Investments in Underlying Funds, at fair value (cost $16,500,000)	$18,281,967
Cash	12,906,044
Receivable for Investments in Underlying Funds Sold	4,463,613
Receivable for Units Sold	287,069

Total Assets	35,938,693

LIABILITIES

Accrued Expenses:
Investment Advisory fee	99,152
Administration fees	11,875
Other	149,918

Total Liabilities	260,945

Members’ Capital	$35,677,748

COMPOSITION OF MEMBERS’ CAPITAL

Represented by:
Paid-in-Capital	33,908,090
Net investment loss	(376,947)
Net realized gain from investments	364,638
Net unrealized gain on investments	1,781,967

Members’ Capital at end of period	$35,677,748

Units Outstanding (no par value 10,000,000 units authorized)	3,359,035

Net Asset Value, Offering and Redemption Price per Unit	$10.62

The accompanying notes are an integral part of these financial statements.

PARADIGM Multi Strategy Fund I, LLC
Schedule of Investments
December 31, 2006

Investments in Underlying Funds(1)(2)	Cost	Fair Market Value	% of Net Assets

Distressed
Cypress Management, L.P.	$1,000,000	$1,106,932	3.11%

Emerging Markets
Apex Guotai Junan Greater China Fund LLC	1,500,000	1,635,361	4.58%

Equity Long/Short
Litchfield Capital Partners, LP	1,500,000	1,665,127	4.67%
Maple Leaf Macro Volatility Fund LLC	1,000,000	1,125,298	3.15%
Mercury Real Estate Securities Fund L.P.	1,000,000	1,138,315	3.19%
Thruway Partners, L.P.	1,000,000	1,084,938	3.04%
MPC Pilgrim Fund, L.P. Class B	1,500,000	1,569,876	4.40%

	6,000,000	6,583,554	18.45%

Equity Market Neutral
Battenkill Market Neutral Fund LP	1,000,000	1,052,529	2.95%
CFM Ventus Fund L.P. - Series One Interests	1,500,000	1,734,595	4.86%

	2,500,000	2,787,124	7.81%

Global Fixed Income
Brookville Credit Opportunities, L.P. Class B	1,000,000	1,109,708	3.11%

Multi-Strategy
Agamas Continuum Fund, L.P.	1,000,000	1,030,828	2.89%
Davidson Kempner Partners, L.P.	1,000,000	1,186,075	3.32%
SAC Multi-Strategy Fund L.P.	1,000,000	1,190,723	3.34%
Vicis Capital Fund	1,500,000	1,651,662	4.63%

	4,500,000	5,059,288	14.18%

Total	$16,500,000	$18,281,967	51.24%

Other Assets, less Liabilties		17,395,781	48.76%

Members’ Capital		$35,677,748	100.00%

(1) Purchased in private placement transactions, therefore restricted as to resale

(2) Non income producing.

The accompanying notes are an integral part of these financial statements.

PARADIGM Multi Strategy Fund I, LLC
Statement of Operations
For the Period Ended December 31, 2006*

INVESTMENT INCOME

Interest	$124,740

Total Investment Income	124,740

EXPENSES

Investment Management fee	358,348
Administration fees	99,250
Custody fees	44,500
Legal fees	128,101
Audit fees	85,500
Printing expenses	9,500
Insurance fees	24,354
Directors’ fees	9,463
Professional fees	28,750
Miscellaneous fees	4,500

Total Expenses	792,266
Less:
Reimbursement from Advisor	290,579

Net Expenses	501,687

Net Investment Loss	(376,947)

REALIZED AND UNREALIZED GAIN ON INVESTMENTS

Net realized gain on investments	364,638
Change in net unrealized appreciation on investments	1,781,967

Net Realized and Unrealized Gain from Investments	2,146,605

NET INCREASE IN MEMBERS’ CAPITAL DERIVED FROM OPERATIONS	$1,769,658

* The Fund commenced operations on January 3, 2006.

The accompanying notes are an integral part of these financial statements.

PARADIGM Multi Strategy Fund I, LLC
Statement of Changes in Net Assets
For the Period Ended
December 31, 2006*

INCREASE (DECREASE) IN MEMBERS’ CAPITAL FROM OPERATIONS:

Net investment loss	$(376,947)
Net realized gain on investments	364,638
Change in net unrealized appreciation on investments	1,781,967

Net Increase in Members’ Capital Derived from Operations	1,769,658

SHAREHOLDERS’ TRANSACTIONS
Proceeds from Units issued (3,381,810 units issued)	34,118,055
Fair Value of Units withdrawn (32,775 units withdrawn)	(309,965)
Net Increase in Members’ Capital Derived from Share Transactions	33,808,090

Total Net Increase in Members’ Capital	35,577,748

MEMBERS’ CAPITAL AT BEGINNING OF PERIOD	100,000

MEMBERS’ CAPITAL AT END OF PERIOD	$35,677,748

* The Fund commenced operations on January 3, 2006.

The accompanying notes are an integral part of these financial statements.

PARADIGM Multi Strategy Fund I, LLC
Statement of Cash Flows
For the Period Ended
December 31, 2006*

CASH FLOWS FROM OPERATING ACTIVITIES
Net increase in Members’ Capital derived from operations	$1,769,658
Adjustments to reconcile net increase in Members’ Capital derived from operations to net cash used in operating activities:
Purchases of investments	(29,500,000)
Proceeds from sales of investments	13,364,638
Net realized gain on investments	(364,638)
Net increase in unrealized appreciation on investments	(1,781,967)
Change in assets and liabilities:
Increase in assets:
Receivable for Investments in Underlying Funds Sold	(4,463,613)
Increase in payables:
Investment Manager	99,152
Administration fees	11,875
Other	149,918

Net cash used in operating activities	(20,714,977)

CASH FLOWS FROM FINANCING ACTIVITIES
Proceeds from Units issued	33,830,986
Fair Value of Units withdrawn	(309,965)

Net cash provided by financing activities	33,521,021

Net increase in cash	12,806,044
Cash--beginning of period	100,000

Cash--end of period	$12,906,044

*The Fund commenced operations on January 3, 2006.

The accompanying notes are an integral part of these financial statements.

PARADIGM Multi Strategy Fund I, LLC
Notes to Financial Statements
December 31, 2006

(1) ORGANIZATION

                    The PARADIGM Multi-Strategy Fund I, LLC (the “Portfolio”) is a limited liability company that was established under the laws of the State of Delaware on September 22, 2005 and is offered only to registered investment companies and other accredited investors. The Portfolio was registered and commenced operations on January 3, 2006 as a non-diversified, closed-end management investment company under the Investment Company Act of 1940 (the “1940 Act”).

                    The Portfolio’s investment objective is to generate long-term capital appreciation with lower volatility than the broad equity markets. The Portfolio seeks to accomplish this objective by allocating its assets among a diverse group of skill-based portfolio managers that specialize in absolute return strategies. The Portfolio seeks to invest in approximately 25 to 35 underlying investment funds (collectively, the “Investment Funds”), typically referred to as hedge funds, managed by third-party managers who employ a variety of absolute return investment strategies in pursuit of attractive risk-adjusted investments consistent with the preservation of capital. The Portfolio is a “fund of funds” and is intended to afford investors the ability to invest in a multi-manager portfolio, exhibiting a variety of investment styles and philosophies, in an attempt to achieve positive risk-adjusted returns over an extended period of time. The Portfolio’s investments are managed by a select group of investment managers identified by the Advisor, as hereinafter defined, to have investments that when grouped with other investments of the Portfolio result in a portfolio that is allocated more broadly across markets, asset classes, and risk profiles.

                     During the period ended December 31, 2006, PARADIGM Global Advisors, LLC served as investment advisor (the “Advisor” or “PGA”) to both the Trust and the Portfolio (collectively “the Funds”). The Advisor is registered as an investment adviser under the Investment Advisers Act of 1940 (the “Advisers Act”).

                     At a meeting held on November 21, 2006, the Board of Directors of the Portfolio and the Board of Trustees of the Trust on behalf of the Funds, approved a new advisory arrangement in which Longship Capital Management, LLC would serve as the investment advisor of the Funds and PARADIGM Global Advisors, LLC would serve as sub-investment advisor of the Funds pursuant to new advisory contracts, subject to shareholder approval (“New Advisor/Sub-Advisor Agreements”). In connection with a change of control of PGA in May of 2006, PGA has continued to act as the Advisor to the Funds pursuant to interim investment advisory agreements (the “Interim Advisory Agreements”) during the period following the change in control. The approval of the New Advisor/Sub-Advisor Agreements will effectively terminate the Interim Advisory Agreement. Longship Capital Management, LLC was acquired by Provident Asset Management LLC in January 2007. Accordingly, if the New Advisor/Sub-Advisor Agreements are approved by the Trust’s shareholders, Provident Asset Management, LLC will become the Advisor and PGA will become the Sub-Advisor.

(2) SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES AND PRACTICES

          (a) BASIS OF ACCOUNTING

                    The accompanying financial statements have been presented on the accrual basis of accounting in conformity with accounting principles generally accepted in the United States of America (“GAAP”).

          (b) CASH EQUIVALENTS

                    The Portfolio considers all temporary cash investments with a maturity date at the time of purchase of three months or less to be cash equivalents. As of December 31,

PARADIGM Multi Strategy Fund I, LLC
Notes to Financial Statements
December 31, 2006

2006, the Portfolio held $12,906,044 in an interest bearing cash account with J.P. Morgan.

          (c) INVESTMENT TRANSACTIONS

                    The Portfolio records transactions in investments on a trade-date basis.

                    Realized gains or losses on the disposition of investments are accounted for based on the first in first out (“FIFO”) method.

                    Distributions received from Investment Funds, whether in the form of cash or securities, are applied as a reduction of the cost of the Investment Funds.

          (d) VALUATION OF INVESTMENTS

                    The valuation of the Portfolio’s Investment Funds will be determined as of the close of business at the end of any fiscal period, generally monthly. The valuation of the Portfolio’s investments is generally calculated by BISYS Fund Services Ohio, Inc. (“BISYS’’), the Portfolio’s independent administrator (the “Independent Administrator’’) in consultation with the Advisor. The valuation procedures of the Portfolio’s underlying investments are reviewed by a committee approved by the Board of Directors that was established to oversee the valuation of the Portfolio’s investments (the “Valuation Committee’’), in consultation with the Advisor and the Independent Administrator. The member’s capital of the Portfolio will equal the value of the total assets of the Portfolio, less all of its liabilities, including accrued fees and expenses.

                    Investments held by the Portfolio are valued as follows:

•

INVESTMENT FUNDS - Investments in the Investment Funds are ordinarily valued at the valuations provided to the Independent Administrator by the investment managers of such Investment Funds or the administrators of those Investment Funds. The Portfolio’s investments in Investment Funds are subject to the terms and conditions of the respective operating agreements and offering memoranda, as appropriate. The Portfolio’s investments in Investment Funds are carried at estimated fair value as determined by the Portfolio’s pro-rata interest in the net assets of each Investment Fund. Because of the inherent uncertainty of valuation, this estimated fair value may differ from the value that would have been used had a ready market for the investments in Investment Funds existed. These Investment Funds value their underlying investments in accordance with policies established by such Investment Funds. All valuations utilize financial information supplied by each Investment Fund and are net of management and estimated performance incentive fees or allocations payable to the Investment Funds’ managers pursuant to the Investment Funds’ agreements.

PARADIGM Multi Strategy Fund I, LLC
Notes to Financial Statements
December 31, 2006

•

OTHER - Where no value is readily available from an Investment Fund or other security or where a value supplied by an Investment Fund is deemed not to be indicative of the Investment Fund’s value, the Valuation Committee and/or the Board, in consultation with the Independent Administrator or the Advisor will determine, in good faith, the estimated fair value of the Investment Fund or security.

          (e) INTEREST AND DIVIDEND INCOME

                    Dividend income is recorded on the ex-dividend date. Interest income is recorded as earned on the accrual basis.

          (f) FUND EXPENSES

                    Unless voluntarily or contractually assumed by the Advisor or another party, the Portfolio bears all expenses incurred in its business, including, but not limited to, the following: all costs and expenses related to investment transactions and positions for the Portfolio’s account; legal fees; accounting, auditing and tax preparation fees; recordkeeping and custodial fees; costs of computing the Portfolio’s net asset value; fees for data and software providers; research expenses; costs of insurance; certain offering costs; directors fees; all costs with respect to communications to members; and other types of expenses as may be approved from time to time by the Board.

          (g) NET ASSET VALUATION

                    The net asset value of the Portfolio will be determined by or at the direction of the Investment Advisor as of the close of business as of the end of each month in accordance with the valuation principles established by the Board of Directors.

          (h) USE OF ESTIMATES

                    The preparation of the financial statements in accordance with GAAP requires management to make estimates and assumptions relating to the reported amounts of assets and liabilities and the disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of income and expenses during the reporting period. Actual results could differ from those estimates.

PARADIGM Multi Strategy Fund I, LLC
Notes to Financial Statements
December 31, 2006

          (i) REDEMPTION AND REPURCHASE OF UNITS AND DISTRIBUTIONS

                    With very limited exception, units are not transferable. No Member holding a Unit will have the right to require the Portfolio to redeem that unit or a portion thereof. There is no public market for the Units, and none is expected to develop. Consequently, investors may not be able to liquidate their investment other than as a result of repurchase of units by the Portfolio.

                    The Board of Directors may, from time to time and in their sole discretion, cause the Portfolio to repurchase Units from Members pursuant to written tender by Members at such time and on such terms and conditions as established by the Board of Directors. In determining whether the Portfolio should offer to repurchase Units, the Board of Directors will consider the recommendation of the Investment Advisor. The Investment Advisor expects that it will generally recommend to the Board of Directors that the Portfolio offer to repurchase Units from Members four times each year.

                    The Portfolio does not intend to distribute to the Members any of the Portfolio’s income, but intends to reinvest substantially all income and gains allocable to the Members. A Member may therefore be allocated income and gains taxable for federal, state and local income tax purposes and not received any cash distributions to pay the resulting taxes.

          (j) ALLOCATION OF MEMBERS’ CAPITAL ACCOUNT

                    Net profits or net losses of the Portfolio for each Allocation Period will be allocated among and credited to or debited against the capital accounts of all Members as of the last day of each Allocation Period in accordance with the Members’ respective Investment Percentages for such period. Net profits or net losses will be measured as the net change in the value of the net assets of the Portfolio (including any net change in unrealized appreciation or depreciation of investments and realized income and gains or losses and expenses during an Allocation Period), before giving effect to any redemptions of Units, and excluding the amount of any items to be allocated among the capital accounts of the Members other than in accordance with the Members’ respective Investment Percentages.

(3) FEDERAL INCOME TAXES

                    For federal income tax purposes, the Portfolio qualifies as a partnership. Each investor in the Portfolio is treated as the owner of its proportionate share of the net assets, income, expenses, and realized and unrealized gains and losses of the Portfolio. Accordingly, as a “pass-through entity,” the Portfolio pays no income dividends or capital gain distributions. It is intended that the Portfolio’s assets will be managed so an investor in the portfolio can satisfy the requirements of Subchapter M of the Internal Revenue

PARADIGM Multi Strategy Fund I, LLC
Notes to Financial Statements
December 31, 2006

Code. The Portfolio has a tax year end of September 30. The Portfolio is not subject to federal, state, or local income taxes as such taxes are the responsibility of the members of the Portfolio. Accordingly, no provision for income taxes has been made in the Portfolio’s financial statements.

(4) CAPITAL SHARE TRANSACTIONS

                    The following summarizes the transactions in units for the period ended December 31, 2006:

Units issued	3,381,810

Units withdrawn	(32,775)

Net increase in Units outstanding	3,349,035

Units outstanding, beginning of period	10,000

Units outstanding, end of period	3,359,035

On December 31, 2006, two members held approximately 91.99% of the outstanding shares of the Portfolio.

(5) INVESTMENTS IN INVESTMENT FUNDS

                    As of December 31, 2006, the Portfolio had investments in Investment Funds. The agreements related to investments in Investment Funds provide for compensation to the Investment Funds’ managers/general partners or advisors in the form of management fees ranging from 1% to 3% of net assets annually. In addition, many Investment Funds also provide for performance incentive fees/allocations ranging from 20% to 35% of an Investment Fund’s net profits These fees and incentive fees are in addition to the management fees charged by the Portfolio.

                    In general, most of the Investment Funds in which the Portfolio invests provide for periodic redemptions ranging from monthly to annually with lock up provisions usually for a period of up to four years. Investment Funds that do provide for periodic redemptions may, depending on the Investment Fund’s governing documents, have the ability to deny or delay a redemption request. For the period ended December 31, 2006, the aggregate cost of purchases and proceeds from sales of investments were $29,500,000 and $13,364,638 respectively.

                    The cost of investments for Federal income tax purposes is adjusted for items of taxable income allocated to the Portfolio from its investments. As of December 31, 2006,

PARADIGM Multi Strategy Fund I, LLC
Notes to Financial Statements
December 31, 2006

the cost for the Federal income tax purposes of the Portfolio’s investments was $16,500,000. Accordingly, unrealized appreciation on investments was $1,781,967.

(6) FINANCIAL INSTRUMENTS WITH OFF-BALANCE SHEET RISK

                    In the normal course of business, the Investment Funds in which the Portfolio invests trade various derivative securities and other financial instruments, and enter into various investment activities with off-balance sheet risk both as an investor and as a principal. The Portfolio’s risk of loss in these Investment Funds is limited to the value of the investment in such Investment Funds as reported by the Portfolio. In addition, the Portfolio may from time to time invest directly in derivative securities or other financial instruments to gain greater or lesser exposure to a particular asset class.

(7) ADMINISTRATION AGREEMENT

                    The Portfolio has entered into an administration agreement with BISYS Fund Services Ohio, Inc. (“BISYS”) to serve as an Independent Administrator and provide recordkeeping and administration services. Under this agreement, fees are charged at a rate of 8 basis points on Portfolio’s net assets of up to $100 million, 7 basis points on Portfolio’s net assets between the amounts of $100 million and $250 million and 6 basis points for amounts over $250 million. The services provided are subject to an annual minimum plus out of pocket and miscellaneous charges. The asset based fees are assessed based on month end net assets and are payable monthly in arrears. The Independent Administrator will also provide the Portfolio with legal, compliance, transfer agency, and other investor related services at an additional cost.

                    The three series of PARADIGM Funds Trust (the “Trust”) are feeder funds of the Portfolio. The Trust has also entered into an administration agreement with BISYS. The fees for administration will be paid out of the Trust’s and Portfolio’s assets, with each paying half of the fees.

(8) INVESTMENT MANAGEMENT FEE

                    Pursuant to the Investment Management Agreement, the Portfolio pays the Advisor a monthly investment management fee, equal to 1/12th of 1.25% of the members’ capital of the Portfolio. The Portfolio entered into an Expense Limitation Agreement with the Advisor pursuant to which the Advisor agreed to waive the investment management fee payable or pay an amount to the Portfolio, such that the Portfolio’s total annual expenses do not exceed 1.75% of the average of the net assets of the Portfolio as of each month end.

PARADIGM Multi Strategy Fund I, LLC
Notes to Financial Statements
December 31, 2006

(9) NEW ACCOUNTING PRONOUNCEMENTS

                    During July 2006, the Financial Accounting Standards Board (“FASB”) released FASB Interpretation No. 48, “Accounting for Uncertainty in Income Taxes” (“FIN 48”). FIN 48 provides guidance for how uncertain tax positions should be recognized, measured, presented and disclosed in the financial statements. FIN 48 requires the evaluation of tax positions taken or expected to be taken in the course of preparing the Portfolio’s tax returns to determine whether the tax positions will “more-likely-than-not” be sustained by the applicable tax authority. Tax positions not deemed to meet the more-likely-than-not threshold would be recorded as a reduction in a tax benefit or a tax expense in the current year. Adoption of FIN 48 is required no later than the last business day of the first financial statement reporting period for fiscal years beginning after December 15, 2006 and is applied to all open tax years as of the effective date. Management believes that the adoption of FIN 48 will not have a material impact on the Portfolio’s financial statements.

                    During September 2006, the FASB issued Statement on Financial Accounting Standards (“SFAS”) No. 157, “Fair Value Measurements.” This standard establishes a single authoritative definition of fair value, sets out a framework for measuring fair value and requires additional disclosures about fair value measurements. SFAS No. 157 applies to fair value measurements already required or permitted by existing standards. SFAS No. 157 is effective for financial statements issued for fiscal years beginning after November 15, 2007 and interim periods within those fiscal years. The changes to current GAAP from the application of this Statement relate to the definition of fair value, the methods used to measure fair value, and the expanded disclosures about fair value measurements. As of December 31, 2006, the Portfolio does not believe the adoption of SFAS No. 157 will impact the financial statement amounts. However, additional disclosures may be required about the inputs used to develop the measurements and the effect of certain measurements on changes in net assets for the period.

(10) INDEMNIFICATION

                    In the normal course of business the Portfolio enters into contracts that provide general indemnifications. The Portfolio’s maximum exposure under these agreements are dependent on future claims that may be made against the Portfolio, and therefore cannot be established; however based on experience, the risk of loss from such claims is considered remote.

PARADIGM Multi Strategy Fund I, LLC
Notes to Financial Statements
December 31, 2006

(11) CHANGE IN INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

                    On November 16, 2006, Ernst & Young, LLP resigned as the independent registered public accounting firm for the PARADIGM Multi Strategy Fund I, LLC. Ernst & Young, LLP had served as the Portfolio’s independent registered public accounting firm for the period from September 22, 2005 (inception) to December 23, 2005. Ernst & Young, LLP had issued a report on the financial statements of the fund for such period. Such report did not contain an adverse opinion or a disclaimer of opinion, nor was it qualified or modified as to uncertainty, audit scope, or accounting principles.

                    At no time preceding the resignation of Ernst & Young, LLP were there any disagreements between the management of the Portfolio and Ernst & Young, LLP on any matter of accounting principles or practices, financial statement disclosure, or auditing scope or procedure, which disagreements, if not resolved to the satisfaction of Ernst & Young, LLP, would have caused it to make reference to the subject matter of the disagreements in connection with its report. At no time preceding the resignation of Ernst & Young, LLP did any of the events enumerated in paragraphs (1)(v)(A) through (D) of item 304(a) of Regulation S-K occur.

                    On January 8, 2007, the Portfolio’s Board of Directors engaged the firm of Briggs, Bunting & Dougherty, LLP to serve as the new independent registered public accounting firm to the Portfolio. At no time preceding the engagement of Briggs, Bunting & Dougherty, LLP did the Portfolio’s management consult Briggs, Bunting & Dougherty, LLP regarding either (i) the application of accounting principles to a specified transaction, either completed or proposed, or the type of audit opinion that might be rendered on the Portfolio’s financial statements, or (ii) any matter that was either the subject of a disagreement or a reportable event, as such terms are defined in Item 304 of Regulation S-K.

PARADIGM Multi Strategy Fund I, LLC
Notes to Financial Statements
December 31, 2006

(12) FINANCIAL HIGHLIGHTS

For a unit held throughout the period

Net Asset Value, beginning of period	$10.00

Income from investment operations:

Net investment loss, net of reimbursements	(0.11)
Net realized & unrealized gain on investments	0.73

Total from investment operations	0.62

Net Asset Value, end of period	$10.62

Total return	6.20%

Ratios to average net assets (1) (2)(3):

Expenses, before reimbursements	2.77%

Expenses, net of reimbursements	1.75%

Net investment loss, before reimbursements	(2.33)%

Net investment loss, net of reimbursements	(1.31)%

Portfolio turnover rate	56%

* The Portfolio commenced operations on January 3, 2006.

(1) Ratios are calculated by dividing by average members’ capital measured at the end of the each month during the period. Ratios are annualized.

(2) For the period ended December 31, 2006, the Advisor voluntarily agreed to reimburse the Portfolio for expenses incurred greater than 1.75% of the net assets.

(3) Ratios exclude the Portfolio’s proportional share of the Investment Funds’ expenses.

                    REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

To the Members and Board of Directors
PARADIGM Multi Strategy Fund I, LLC

We have audited the accompanying statement of assets, liabilities and members’ capital, including the schedule of investments, of the PARADIGM Multi Strategy Fund I, LLC (the “Portfolio”) as of December 31, 2006, and the related statements of operations, changes in members’ capital and cash flows and the financial highlights for the period from January 3, 2006 (commencement of operations) to December 31, 2006. These financial statements and financial highlights are the responsibility of the Portfolio’s management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audit.

We conducted our audit in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of investments owned as of December 31, 2006, by correspondence with the managers of the underlying investment funds. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audit provides a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of the PARADIGM Multi Strategy Fund I, LLC as of December 31, 2006, the results of its operations, changes in its members’ capital, its cash flows and its financial highlights for the period from January 3, 2006 (commencement of operations) to December 31, 2006, in conformity with accounting principles generally accepted in the United States of America.

As discussed in Note 2, the Portfolio’s financial statements include investments in underlying investment funds (approximately 51.24% of members’ capital) that are stated at fair value based upon estimates made in accordance with procedures adopted by the Board of Directors in the absence of readily obtainable market values. These estimated values may differ significantly from the values that would have been used had a ready market for the underlying investment funds existed and the differences could be material.

BRIGGS, BUNTING & DOUGHERTY, LLP

Philadelphia, Pennsylvania
February 28, 2007

PARADIGM Multi-Strategy Fund I, LLC
Board of Directors

The identity of the Directors and brief biographical information regarding each Director is set forth below. Each Director who is deemed to be an “interested person” of the Trust, as defined in the Investment Company Act, is indicated by an asterisk.

Name, (date of birth) and Address During the Past 5 Years	Position(s) Held with Fund	Term of Office and Length of Time	Principal Occupation(s) During Past 5 Years	Other Directorships Served Held by Director

Nelson Diaz May 23, 1947 One Logan Square Phildelphia, PA 19103	Director	Since September 19, 2006	Partner, Blank Rome LLP; City Solicitor, City of Philadelphia.	Exelon Corporation; PNC Bank; Pennsylvania Convention Authority; PARADIGM Multi Strategy Fund I, LLC

Ernest Jones November 21, 1944 1617 JFK Boulevard Philadelphia, PA 19103	Director	Since November 21, 2006	President and CEO, Philadelphia Workforce Development Corporation; President, Greater Philadelphia Urban Affairs Coalition	UGI Corporation; The Philadelphia Contributionship; Vector Security; PARADIGM Multi Strategy Fund I, LLC

Charles Provini* 650 Fifth Avenue 17th Floor New York, NY 10019	Director, President	Since January 24, 2007	President and CEO, CRP Financial	PARADIGM Multi Strategy Fund I, LLC

* Charles Provini is considered an “interested person” of the Fund as that term is defined in the Investment Company Act. Mr. Provini is an employee of the Advisor.

PARADIGM Multi Strategy Fund I, LLC
Supplemental Information
December 31, 2006

Directors and Officers

          PARADIGM Multi Strategy Fund I, LLC’s (the “Portfolio”) operations are managed under the direction and oversight of the Board of Directors (the “Board”). Each Director serves for an indefinite term or until he or she reaches mandatory retirement, if any, as established by the Board. The Board appoints the officers of the Portfolio who are responsible for the day-to-day business decisions based on policies set by the Board.

Compensation for Directors

          The Portfolio, together with PARADIGM Funds Trust (the “Trust”) pays each Independent Director of the Portfolio, an annual fee of $5,000, paid quarterly. The Portfolio, together with the Trust, pays the Chairman of the Board an annual fee of $7,500 paid quarterly. The Portfolio and Trust collectively pay each Independent Trustee and Chairman $300 for each meeting and $300 for each committee meeting and special meeting, In addition, the Portfolio pays the Chairman and each Independent Director, $2,175 and $1,550, respectively, for each meeting.

Allocation of Investments

          The following chart indicates the allocation of investments among the asset classes in the Portfolio as of December 31, 2006:

Asset Class(1)	Fair Value	%

Distressed	$1,106,932	3.11%
Emerging Markets	1,635,361	4.58%
Equity Long/Short	6,583,554	18.45%
Equity Market Neutral	2,787,124	7.81%
Global Fixed Income	1,109,708	3.11%
Multi-Strategy	5,059,288	14.18%

Total Investments	$18,281,967	51.24%

(1) The complete list of investments included in the identified asset class categories is included in the schedule of investments of the Portfolio.

Form N-Q Filings

          The Portfolio files a complete schedule of portfolio holdings with the Securities and Exchange Commission for the 1st and 3rd quarter of each fiscal year on Form N-Q. The Trust’s Form N-Q is available on the Securities and Exchange Commission website at http://www.sec.gov. The Trust’s Form N-Q may be reviewed and copied at the Securities and Exchange Commission Public Reference Room in Washington, DC and information regarding operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330.

PARADIGM Multi Strategy Fund I, LLC
Supplemental Information
December 31, 2006

Proxy Voting Policies

          A description of the policies and procedures that the Portfolio uses to determine how to vote proxies relating to portfolio securities is available on the Securities and Exchange Commission webste at http://www.sec.gov.

Evaluation and Approval of the Investment Advisory Agreement

          In its meeting dated December 19, 2005, the Portfolio’s Board reviewed and approved the investment advisor contract with PARADIGM Global Advisors, LLC (the “Advisor”). During its review of this contract, the Board considered many factors, including the Portfolio’s investment objectives; the Advisor’s management philosophy, personnel; processes and investment and operating strategies; long-term performance; the preferences and expectations of Portfolio shareholders and their relative sophistication; and the range of comparable fees for similar funds.

          In its decision to appoint the Advisor, the Board recognizes that most shareholders invest in the Portfolio on the strength of the Advisor’s industry standing and reputation and in the expectation that the Advisor will have a continuing role in providing advisory services to the Portfolio. Thus, the Board’s approval of the Advisor must reflect the fact that it is the shareholders who have effectively selected the Advisor by virtue of having invested in the Portfolio. In considering the compensation and benefits received by the Advisor, the Board considers the following factors: the nature and quality of the services provided by the Advisor, including the performance of the Portfolio; the Advisor’s cost of providing the services; the extent to which the Advisor may realize “economies of scale” as the Portfolio grows larger; any indirect benefits that may accrue to the Advisor and its affiliates as a result of the Advisor’s relationship with the Portfolio; performance and expenses of comparable funds; and the extent to which the independent Board members are fully informed about all facts bearing on the Advisor’s service and fee.

          In performing its initial review of the Advisor, the Board received materials detailing the factors to be considered in selecting an Advisor. In addition, the Board received comparative compensation information for similar investment products managed by other investment advisors.

          At a meeting held on November 21, 2006, the Board of Directors of the Portfolio and the Board of Trustees of the Trust (the Trust and the Portfolio, collectively, the “Funds”) on behalf of the Funds, approved a new advisory arrangement in which Longship Capital Management, LLC ** would serve as the investment advisor of the Funds and PARADIGM Global Advisors, LLC (“PGA”) would serve as sub-investment advisor of the Funds pursuant to new advisory contracts, subject to shareholder approval (“New Adviser/Sub-Adviser Agreements”). In connection with the change of control of PGA described below*, PGA has continued to provide investment advisory services to the Trust and the Portfolio pursuant to interim investment advisory agreements (the “Interim Advisory Agreements”) during the period following the change in control. All fees relating to such investment advisory services have been escrowed until final disposition of these matters. The approval of the New Investment Adviser/Sub-Adviser Agreements effectively terminated the Interim Advisory Agreement. The compensation earned

PARADIGM Multi Strategy Fund I, LLC
Supplemental Information
December 31, 2006

by PGA under the new Interim Advisory Agreements is being held in an interest-bearing escrow account with the Trust’s custodian. If the holders of a majority of the Funds’ outstanding voting securities approve the Sub-Advisory Agreement, then the amount in the escrow account (including interest earned) will be paid to PGA. It is expected that proxy materials addressing the New Investment Adviser/Sub- Adviser Agreements, including disclosures about the factors considered by the Boards in approving such agreements, will be mailed to respective Shareholders of record as of February 26, 2007 in March 2007, in connection with the Shareholders’ Meeting scheduled March 26, 2007.

* On May 19, 2006, PARADIGM Founders LLC, PARADIGM Global Fund III, LLC and other members representing approximately 81% of the outstanding equity in PARADIGM Companies LLC, parent company for PGA, entered into definitive agreements for the acquisition of their interests (the “Transaction”) by a third party. The Transaction resulted in the automatic termination of the agreement as a result of its “assignment” (as defined in the 1940 Act). Because the prior investment advisory agreement terminated automatically, a new interim advisory contract arrangement was immediately entered into by the Board between the Funds and Global Advisors on identical terms to those of the prior investment management agreement.

**Subsequent Event: Longship Capital Management, LLC was acquired by Provident Asset Management LLC in January 2007.

Item 2. Code of Ethics.

(a) The registrant has adopted a code of ethics that applies to the registrant’s principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions. This code of ethics is included as an Exhibit.

(b) During the period covered by the report, with respect to the registrant’s code of ethics that applies to its principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions; there have been no amendments to, nor any waivers granted from, a provision that relates to any element of the code of ethics definition enumerated in paragraph (b) of this Item 2.

Item 3.	Audit Committee Financial Expert.

3(a)(1) The registrant’s board of directors has determined that the registrant has at least one audit committee financial expert serving on its audit committee.

3(a)(2) The audit committee financial expert is Nelson Diaz, who is “independent” for purposes of this Item 3 of Form N-CSR.

Item 4.	Principal Accountant Fees and Services.

[Describe the nature of the fees listed below.]

	Current Year	Previous Year

Audit Fees	$50,000	$0
Audit-Related Fees	$0	$0
Tax Fees	$12,000	$0
All Other Fees	$0	$0

(e) (1) Disclose the audit committee’s pre-approval policies and procedures described in paragraph (c)(7) of Rule 2-01 of Regulation S-X.

The audit committee may delegate its authority to pre-approve audit and permissable non-audit services to one or more members of the committee. Any decision of such members to pre-approve services shall be presented to the full audit committee at its next regularly scheduled meeting.

(2) Disclose the percentage of services described in each of paragraphs (b) through (d) of this Item that were approved by the audit committee pursuant to paragraph (c)(7)(i)(C) of Rule 2-01 of Regulation S-X.

Current Year	Previous Year

0%	0%

(f)	Not applicable.

(g)

Disclose the aggregate non-audit fees billed by the registrant’s accountant for services rendered to the registrant, and rendered to the registrant’s investment adviser (not including any sub-adviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser), and any entity controlling, controlled by, or under common control with the adviser that provides ongoing services to the registrant for each of the last two fiscal years of the registrant.

Current Year	Previous Year

$0	$0

(h)	Not applicable.

Item 5.	Audit Committee of Listed Registrants.

The entire Board of Directors is acting as the registrant’s audit committee.

Item 6.	Schedule of Investments.

Not applicable.

Item 7.	Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

These policies are included as Exhibit 12(a)(4).

Item 8.	Portfolio Managers of Closed-End Management Investment Companies.

Since January 2007, Markus Karr is Chief Investment Officer of Paradigm Global Advisors LLC (“PGA”). Prior to January 2007, Markus Karr was a Managing Director of Asset Allocation of the Investment Advisor and has over ten years investment experience since joining the Investment Advisor in 1994.. Mr. Karr received his B.S. in computer science and engineering from Massachusetts Institute of Technology in June 1989, where he concentrated his studies on modeling and simulation design. Mr. Karr was a registered Commodity Trading Advisor from 1995 to 2002.

Nikolay Fedorovskiy is a Senior Research Analyst of the Investment Advisor. Mr. Fedorovskiy received his Ph.D. in mathematics from Moscow State University with high algebra and computer modeling as his majors. Mr. Fedorovskiy has 8 years of experience in practical programming and engineering in Russia’s Institute of Electric Power Research, where he worked on creating programming language for the description of semantic networks. Mr. Fedorovskiy joined the Investment Advisor in 2000 as a senior research analyst and is responsible for development and support of a secure online statistical reporting system for the Investment Advisor’s asset allocation team.

OTHER ACCOUNTS MANAGED BY THE INVESTMENT ADVISOR

		Funds	Style	Number of managers	Assets

Multi Strategy	Domestic Funds	PARADIGM Master Fund	Multi Strategy	46	$187,780,136
Funds of Hedge			No Leverage
Funds

		PARADIGM Enhanced Master	Leverage	46	$ 27,221,155

		PARADIGM Multi Strategy Fund I	SEC Registered	19	$ 35,283,754
			Investment Company
			Multi Strategy -
			excluding CTAs and
			Global Macro - No
			leverage

		PARADIGM Equities Fund	Concentration leverage	64	$ 26,019,019

		PARADIGM Multi Strategy	Multi Strategy -	37	$175,153,369
			excluding CTAs
			No leverage

	Non US Funds	PARADIGM Master Fund	Multi Strategy	55	$180,578,587
			No Leverage

		PARADIGM Global Fund	Non-leveraged and	55	$191,055,974
			leveraged
			share classes

		PARADIGM Equities Fund	Concentration leverage	64	$104,767,197

		PARADIGM Select Fund	Multi Strategy	18	$ 90,055,551
			No Leverage

		PARADIGM Public Fund	Multi Strategy	55	$ 1,001,006
			Leverage

		PARADIGM Tax Exempt Fund	Multi Strategy	46	$ 611,589
			Leverage

Focus Funds of	Domestic Fund	PARADIGM Equity Market Neutral	Equity-related	2	$ 21,342,024
Hedge Funds		Equity Market Neutral, L/S	strategies	(managed
		equity, Risk Arbitrage	No leverage	accounts)

	Domestic and	PARADIGM Futures Fund	CTAs only	9	$ 17,950,333
	non US fund			(managed
				accounts)

	Non US Fund	PARADIGM Asian Fund	Managers trading	8	$ 21,186,238
			Asian markets only
			No leverage

CONFLICTS

As an investment advisor and fiduciary, the Advisor owes its clients a duty of loyalty. In recognition of the fact that conflicts of interest are inherent in the investment management business, the Advisor has adopted policies and procedures reasonably designed to identify and manage the effects of actual and potential conflicts of interest in the areas of employee personal trading, managing multiple accounts for multiple clients and allocation of investment opportunities. All employees of the Advisor are subject to these policies.

The Advisor has adopted a Code of Ethics that is designed to detect and prevent conflicts of interest when personnel own, buy or sell securities which may be owned, bought or sold for clients through one of its vehicles. Personal securities transactions may raise a potential conflict of interest when an employee owns or trades in a security that is owned or considered for purchase or sale by a client, or recommended for purchase or sale by a client. As a general matter, the Advisor’s personnel are not permitted to engage in transactions for their personal accounts in securities that are being considered for purchase or sale by its clients or are being bought or sold by its advisory clients. The Advisor’s Code of Ethics requires disclosure of all personal accounts and pre-clearance of all securities transactions involving initial public offerings and limited offerings, including investments in other private investment vehicles.

As noted above, the Advisor manages multiple portfolios for multiple clients. The Advisor has responsibility for managing the investments of multiple accounts with a common investment strategy or several investment styles. Accordingly, client portfolios may have investment objectives, strategies, time horizons, tax considerations and risk profiles that differ from those of the Fund. The Advisor makes investment decisions for the Fund based on their respective investment objective, policies, practices, cash flows, tax and other relevant investment considerations. Consequently, the Adviser may purchase or sell securities for one client portfolio and not another client portfolio, and the performance of securities purchased for one portfolio may vary from the performance of securities purchased for other portfolios. In addition, as described above, some of these other client account structures have fee structures, such as performance based fees, that differ (and may be higher than) the Fund. Accordingly, conflicts of interest may arise when the Advisor has a particular financial incentive, such as a performance-based fee or the reimbursement of overhead amounts, relating to an account.

The Advisor has implemented policies and procedures intended to address conflicts of interest relating to the management of multiple accounts and the allocation of investment opportunities. All of the client accounts managed by the Advisor follow a fund-of-fund strategy and allocate client assets to private investment vehicles and outside portfolio managers. These investment opportunities are primary limited opportunities. The Advisor reviews investment decisions for the purpose of ensuring that all accounts with substantially similar investment objectives are treated equitably. The performance of similarly managed accounts is also regularly compared to determine whether there are any unexplained significant discrepancies. In addition, the Advisor’s allocation procedures specify the factors that are taken into account in making allocation decisions. These areas are monitored by the Advisor’s chief compliance officer.

PORTFOLIO MANAGER COMPENSATION

Markus Karr is Chief Investment Officer of Paradigm Global Advisors LLC (“PGA”), which pays him a base salary, and may also discretionarily pay him a bonus linked to the overall profitability of the firm. Mr. Karr is chiefly responsible for the investment processes and portfolio mangement of PGA which manages and provides investment advisory services to other pooled investment vehicles. PGA is compensated directly on performance (based on “incentive fees” and) as well as asset size (based on “management fees”).

Mr. Karr believes that to the extent that he and the staff at PGA are successful in their investment endeavors, the greater the number of assets over time and the more significant their compensation.

Item 9.	Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Period	(a) Total Number of Shares (or Units) Purchased	(b) Average Price Paid per Share (or Unit)	(c) Total Number of Shares (or Units) Purchases as Part of Publicly Announced Plans or Programs	(d) Maximum Number (or Approximate Dollar Value) of Shares (or Units) that May Yet Be Purchased Under the Plans or Programs

July 1, 2006 through July 31, 2006	$ —	N/A	N/A	N/A

August 1, 2006 through August 31, 2006	$ —	N/A	N/A	N/A

September 1, 2006 through September 30, 2006	$	N/A	N/A	N/A

October 1, 2006 through October 31, 2006	$ —	N/A	N/A	N/A

November 1, 2006 through November 30, 2006	$ —	N/A	N/A	N/A

December 1, 2006 through December 31, 2006	$	N/A	N/A	N/A

Total	$

Item 10.	Submission of Matters to a Vote of Security Holders.

Not applicable.

Item 11.	Controls and Procedures.

The registrant’s principal executive officer and principal financial officer have concluded, based on their evaluation of the registrant’s disclosure controls and procedures as conducted within 90 days of the filing date of this report, that these disclosure controls and procedures are adequately designed and are operating effectively to ensure that information required to be disclosed by the registrant on Form N-CSR is (i) accumulated and communicated to the investment company’s management, including its certifying officers, to allow timely decisions regarding required disclosure; and (ii) recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission’s rules and forms.

There were no changes in the registrant’s internal control over financial reporting that occurred during the second fiscal quarter of the period covered by this report that have materially affected or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 12.	Exhibits.

(a)(1) The code of ethics that is the subject of the disclosure required by Item 2 is attached hereto.

(a)(2) Certifications pursuant to Rule 30a-2(a) are attached hereto.

(a)(3) Not applicable.

(a)(4) Proxy voting policies and procedures pursuant to Item 7 are attached hereto.

(b) Certifications pursuant to Rule 30a-2(b) are furnished herewith.

SIGNATURES

          Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) The PARADIGM Funds Trust

By (Signature and Title)	/s/ Charles Provini

Charles Provini
Principal Executive Officer

Date March 13, 2007

          Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)	/s/ Charles Provini

Charles Provini
Principal Executive Officer

Date March 13, 2007

By (Signature and Title)	/s/ Markus Karr

Markus Karr
Principal Financial Officer

Date March 13, 2007